Note 6 - Note Payable (Details) - Summary of Note Payable (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Summary of Note Payable [Abstract]
2015		$ 293
2016		1,095
2017	1,469	1,045
2018	609	337
Total Payments	3,850	2,770
Less: Amount representing interest	(350)	(270)
Present value of obligations	3,500	2,500
Less: Notes payable, current portion	3,500	2,500	[1]	1,463
Note payable, noncurrent portion		$ 0

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.